Equity Incentive Plans	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Incentive Plans

12.       Equity Incentive Plans:

On April 13, 2015, the Company’s Board of Directors adopted the 2015 Equity Incentive Plan (the “2015 Plan”) and reserved for issuance 280,000 common shares thereunder. The terms and conditions of the 2015 Plan are substantially similar to the terms and conditions of Company’s previous equity incentive plans. On the same date, the Company granted 135,230 restricted common shares to certain directors, former directors, officers and employees, which vested on April 13, 2016. The fair value of each restricted share was $17.75, which was determined by reference to the closing price of the Company’s common shares on the grant date.

In addition, on the same date, the Board of Directors granted share purchase options of up to 104,250 common shares to certain executive officers, at an option exercise price of $27.50 per share. These options are exercisable in whole or in part between the third and the fifth anniversary of the grant date, subject to the respective individuals remaining employed by the Company at the time the options are exercised.

The fair value of all share option awards was calculated based on the modified Black-Scholes method. A description of the significant assumptions used to estimate the fair value of the share option awards is set out below:

•	Option type: Bermudan call option
•	Grant Date: April 13, 2015
•	Expected term: Given the absence at the grant date of expected dividend payments (described below), the Company expected that it is optimal for the holders of the granted options to avoid early exercise of the options. As a result, the Company assumed that the expected term of the options is their contractual term (i.e. five years from the grant date).
•	Expected volatility: The Company used the historical volatility of the common shares to estimate the volatility of the price of the shares underlying the share option awards. The final expected volatility estimate, which was based on historical volatility for the two years preceding the grant date, was 59.274%.
•	Expected dividends: The Company does not currently pay any dividends to its shareholders, and the Company’s loan agreements contain restrictions and limitations on dividend payments. Based on the foregoing, the outstanding newbuilding orderbook of the Company and the market conditions prevailing in the dry bulk industry at the time of valuation, the Company’s management determined that for purposes of this calculation the Company is not expected to pay dividends before the expiration of the share options.
•	Dilution adjustment: Compared to the number of common shares outstanding, the Company’s management considers the overall number of shares covered by the options as immaterial, and no dilution adjustment was incorporated in the valuation model.
•	Risk-free rate: The Company has elected to employ the risk-free yield-to-maturity rate to match the expected term of the options (which as explained above is expected to be five years from the grant date). As of the grant date, the yield-to-maturity rate of five-year U.S. Government bonds was approximately 1.3%.

On May 9, 2016, the Company’s Board of Directors adopted the 2016 Equity Incentive Plan (the “2016 Plan”) and reserved for issuance 940,000 common shares thereunder. The terms and conditions of the 2016 Plan are substantially similar to the terms and conditions of Company’s previous equity incentive plans. On the same date, 690,000 restricted common shares were granted to certain directors, officers, employees of the Company, 650,000 of which vested in July, 2016 while the remaining 40,000 vested on March 1, 2018. The fair value of each share was $3.75, based on the closing price of the Company’s common shares on the grant date.

On September 12, 2016, the Company’s Board of Directors granted 345,000 restricted common shares to certain of its directors and officers, for their participation in the negotiations with the Company’s lenders related to the Restructuring. Out of these shares, 305,000 vested on March 30, 2017, and the remaining 40,000 vested on March 1, 2018. The fair value of each share was $4.94, based on the closing price of the Company’s common shares on the grant date.

On February 22, 2017, the Company’s Board of Directors adopted the 2017 Equity Incentive Plan (the “2017 Plan”) and reserved for issuance 950,000 common shares thereunder. The terms and conditions of the 2017 Plan are substantially similar to the terms and conditions of the Company’s previous equity incentive plans. On the same date, 944,000 restricted common shares were granted to certain of our directors, officers and employees, of which 744,000 shares vested on August 22, 2017. The remaining 200,000 restricted common shares vested on August 22, 2018. The fair value of each share was $9.59, based on the closing price of the Company’s common shares on the grant date.

On February 27, 2018, the Company’s Board of Directors adopted the 2018 Equity Incentive Plan (the “2018 Plan”) and reserved for issuance 700,000 common shares thereunder. The terms and conditions of the 2018 Plan are substantially similar to the terms and conditions of the Company’s previous equity incentive plans. On the same date, 396,500 restricted common shares were granted to certain of the Company’s directors and officers of which 253,500 restricted common shares vested on August 27, 2018, 71,500 restricted common shares vested on February 27, 2019 and the remaining 71,500 restricted common shares vest on February 27, 2021. The fair value of each share was $12.49, based on the closing price of the Company’s common shares on February 27, 2018. In addition, on April 9, 2018, 276,000 restricted common shares were granted to the Company’s employees, all of which vested on August 27, 2018. The fair value of each share was $10.51, based on the closing price of the Company’s common shares on April 9, 2018.

All non-vested shares and options vest according to the terms and conditions of the applicable award agreements. The grantee does not have the right to vote the non-vested shares or exercise any right as a shareholder of the non-vested shares, although the issued and non-vested shares pay dividends as declared. The dividends with respect to these shares are forfeitable if the service conditions are not fulfilled. Share options have no voting or other shareholder rights. For the years ended December 31, 2016, 2017 and 2018, the Company paid no dividends on non-vested shares.

The Company expects that there will be no forfeitures of non-vested shares or options. The shares which are issued in accordance with the terms of the Company’s equity incentive plans or awards remain restricted until they vest. For the years ended December 31, 2016, 2017 and 2018, the share based compensation cost was $4,166, $9,267 and $8,072, respectively, and is included under “General and administrative expenses” in the consolidated statements of operations.

A summary of the status of the Company’s non-vested restricted shares as of December 31, 2016, 2017 and 2018, and the movement during these years, is presented below:

	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2016	135,230	$17.75
Granted	1,035,000	4.15
Cancelled	(1,685)	17.75
Vested	(783,545)	6.14
Unvested as at December 31, 2016	385,000	$4.82

Unvested as at January 1, 2017	385,000	$4.82
Granted	944,000	9.59
Vested	(1,049,000)	8.24
Unvested as at December 31, 2017	280,000	$8.09

Unvested as at January 1, 2018	280,000	$8.09
Granted	672,500	11.68
Vested	(809,500)	10.29
Unvested as at December 31, 2018	143,000	$12.49

A summary of the status of the Company’s non-vested share options as of each of the years ended December 31, 2016, 2017 and 2018 is presented below. There has been no movement during each year:

Options	Number of options	Weighted average exercise price	Weighted Average Grant Date Fair Value
Outstanding at beginning of period	104,250	$27.5	$7.0605
Granted	-	-	-
Vested	-	-	-
Outstanding at end of period	104,250	$27.5	$7.0605

The estimated compensation cost relating to non-vested share options and restricted share awards not yet recognized was $189 and $784, respectively, as of December 31, 2018 and is expected to be recognized over the weighted average period of 1.28 years and 1.8 years, respectively. The total fair value of shares vested during the years ended December 31, 2016, 2017 and 2018 was $3,580, $12,023 and $10,745 respectively.